Form N-CSR Cover	12 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	true
Amendment Description	Explanatory Note: The registrant is filing this amendment to its filing on Form-NCSR for the year ended December 31, 2024, which was originally filed with the Securities and Exchange Commission on March 10, 2025 (Accession Number 0001580642-25-001624), solely to include the revised signature for the audit opinion.
Registrant Name	Boyar Value Fund Inc
Entity Central Index Key	0001041003
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024